UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY           11/9/2004
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                108

Form 13F Information Table Value Total:           $363,384
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 9/30/2004

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
EMPIRE RESORTS INC CONV             CONV C    292052AA5      2625    3,000,000            X                     X
ALCOA INC                           COMMON     13817101       252        7,500            X                     X
***ACCENTURE LTD CL-A               COMMON    G1150G111      2705      100,000            X                     X
ALLIANCE GAMING CORP                OTC IS    01859P609      1807      120,000            X                     X
ALCAN INC                           COMMON     13716105      3346       70,000            X                     X
ANNTAYLOR STORES CORP               COMMON     36115103      2223       95,000            X                     X
APACHE CORP                         COMMON     37411105      4510       90,000            X                     X
AMERICAN PHARMACEUTICALS P          OTC IS    02886P109      2068       75,000            X                     X
CALL ARIAD PHARMACEUT OCT           CALL O    04033A4JU        33      145,500            C                     C
AMERICAN STANDARD COMPANIE          COMMON     29712106       389       10,000            X                     X
ACTIVISION INC NEW                  OTC IS      4930202      1456      105,000            X                     X
AT&T CORP WIRELESS GROUP            COMMON    00209A106       961       65,000            X                     X
BIOMARIN PHARMACEUTICAL IN          OTC IS    09061G101      2284      440,000            X                     X
BOWATER INC                         COMMON    102183100      1680       44,000            X                     X
BROADCOM CORP                       OTC IS    111320107      3471      127,200            X                     X
CITIGROUP INC                       COMMON    172967101     17207      390,000            X                     X
CATERPILLAR INC                     COMMON    149123101       603        7,500            X                     X
COMMERCE BANCORP INC NJ             COMMON    200519106      6624      120,000            X                     X
CROWN HOLDINGS INC                  COMMON    228368106      1551      150,400            X                     X
CENTURY ALUMINUM CO                 OTC IS    156431108      1802       65,000            X                     X
COUNTRYWIDE FINANCIAL CORP          COMMON    222372104       886       22,500            X                     X
COLGATE PALMOLIVE CO                COMMON    194162103       678       15,000            X                     X
COMVERSE TECHNOLOGY INC NE          OTC IS    205862402       942       50,000            X                     X
CISCO SYSTEMS INC.                  OTC IS    17275R102      4525      250,000            X                     X
CABLEVISION SYSTEMS CORP C          COMMON    12686C109      1217       60,000            X                     X
CITIZENS UTILS CO DEL               COMMON    17453B101      6963      520,000            X                     X
DOW JONES & CO INC                  COMMON    260561105      7919      195,000            X                     X
AMDOCS LIMITED                      COMMON    G02602103       437       20,000            X                     X
DOMINOS PIZZA INC                   COMMON    25754A201       368       25,000            X                     X
DST SYSTEMS INC-DEL                 COMMON    233326107     12229      275,000            X                     X
BRINKER INTERNATIONAL INC           COMMON    109641100      1807       58,000            X                     X
FIRST HORIZON NATL CORP             COMMON    320517105      3382       78,000            X                     X
FOOT LOCKER INC                     COMMON    344849104      6435      271,500            X                     X
GENERAL ELECTRIC CO                 COMMON    369604103       420       12,500            X                     X
GUESS INC                           COMMON    401617105      2110      118,500            X                     X
GRANT PRIDECO INC                   COMMON    38821G101       717       35,000            X                     X
GLOBALSANTAFE CORP                  COMMON    G3930E101      2375       77,500            X                     X
HALLIBURTON CO                      COMMON    406216101      9959      295,600            X                     X
HARRAHS ENTERTAINMENT INC           COMMON    413619107      5298      100,000            X                     X
HEINZ H J CO                        COMMON    423074103      1635       45,400            X                     X
HONEYWELL INTL INC                  COMMON    438516106       269        7,500            X                     X
***DESARROLLADORA HOMEX S           COMMON    25030W100      4130      200,000            X                     X
EMPRESAS ICA SOCIEDAD CONT          COMMON    292448107        52       25,000            X                     X
INTL GAME TECHNOLOGY                COMMON    459902102      2157       60,000            X                     X
INTERNATIONAL STEEL GROUP           COMMON    460377104      7246      215,000            X                     X
JAMDAT MOBILE INC                   COMMON    47023T100      1730       75,000            X                     X
J P MORGAN CHASE & CO               COMMON    46625H100      2257       56,800            X                     X
CALL KEY ENERGY GROUP OCT           CALL O    4929144JB        73       65,000            X                     X
COCA COLA CO                        COMMON    191216100      1001       25,000            X                     X
LIONS GATE ENTERTAINMENT C          OTC IS    535919203      1414      162,500            X                     X
MCDONALDS CORP                      COMMON    580135101       420       15,000            X                     X
MCI INC                             OTC IS    552691107       838       50,000            X                     X
MASSEY ENERGY CORP                  COMMON    576206106      4195      145,000            X                     X
MERRILL LYNCH & CO INC              COMMON    590188108       373        7,500            X                     X
MGM GRAND INC                       COMMON    552953101     14647      295,000            X                     X
MICROISLET INC                      OTC IS    59507Q106        20       15,000            X                     X
MCMORAN EXPLORATION COMPAN          COMMON    582411104       652       50,000            X                     X
MERCK & CO INC                      COMMON    589331107      2475       75,000            X                     X
MAVERICK TUBE CORP                  COMMON    577914104      4159      135,000            X                     X
MEADWESTVACO CORP                   COMMON    583334107      1372       43,000            X                     X
NEW CENTURY FINANCIAL CORP          OTC IS    64352D101      3613       60,000            X                     X
NAUTILUS GROUP INC                  OTC IS    63910B102      6641      294,000            X                     X
NATIONAL-OILWELL INC                COMMON    637071101      1314       40,000            X                     X
NOKIA CORP-SPONSORED ADR            COMMON    654902204      4116      300,000            X                     X
NTL INC DEL                         OTC IS    62940M104      1632       26,300            X                     X
NETRATINGS INC                      OTC IS    64116M108       250       14,000            X                     X
NUCOR CORP                          COMMON    670346105      2284       25,000            X                     X
NEWS CORP LTD-SPONSORED AD          PREFER    652487802       627       20,000            X                     X
NEXTEL COMMUNICATIONS INC-          OTC IS    65332V103      3338      140,000            X                     X
EMPIRE RESORTS INC                  OTC IS    292052107      1200      160,000            X                     X
OMI CORP NEW                        COMMON    Y6476W104       881       55,000            X                     X
PRIDE INTERNATIONAL INC             COMMON    74153Q102      1979      100,000            X                     X
PEPSICO INC                         COMMON    713448108       487       10,000            X                     X
PFIZER INC                          COMMON    717081103     13770      450,000            X                     X
PALMONE INC                         OTC IS    69713P107       761       25,000            X                     X
PMI GROUP INC                       COMMON    69344M101     14507      357,500            X                     X
PHARMACEUTICAL HLDRS TR             COMMON    71712A206      2669       37,500            X                     X
ROWAN COMPANIES INC                 COMMON    779382100      1056       40,000            X                     X
POLO RALPH LAUREN CORP-CL           COMMON    731572103      2182       60,000            X                     X
ROCKWELL INTL CORP NEW              COMMON    773903109       290        7,500            X                     X
RADIOSHACK CORP                     COMMON    750438103      2721       95,000            X                     X
SEARS ROEBUCK & CO                  COMMON    812387108      2391       60,000            X                     X
SBA COMMUNICATIONS CORP             OTC IS    78388J106       175       25,000            X                     X
SCIENTIFIC ATLANTA INC              COMMON    808655104      5314      205,000            X                     X
SHARPER IMAGE CORP                  OTC IS    820013100      2520      117,500            X                     X
***SCHLUMBERGER LTD                 COMMON    806857108      3702       55,000            X                     X
ST JUDE MEDICAL INC                 COMMON    790849103      1882       25,000            X                     X
STAR SCIENTIFIC INC                 OTC IS    85517P101       888      150,000            X                     X
SWIFT TRANSPORTATION CO IN          OTC IS    870756103       168       10,000            X                     X
TEVA PHARMACEUTICAL ADR             COMMON    881624209      5190      200,000            X                     X
TEMPUR PEDIC INTERNATIONAL          OTC IS    88023U101      1049       70,000            X                     X
TRIBUNE CO NEW W/RTS TO PU          COMMON    896047107      7716      187,500            X                     X
SPORTS AUTHORITY INC                OTC IS    84917U109      3120      134,500            X                     X
C TELECOM INC                       OTC IS    873061105         1      200,000            X                     X
TYCO INTERNATIONAL LTD NEW          COMMON    902124106     12724      415,000            X                     X
US Unwired Inc Cl A                 OTC IS    90338R104        40       15,000            X                     X
UNITED PARCEL SVC INC CL B          COMMON    911312106      6643       87,500            X                     X
VIACOM INC-CL B                     COMMON    925524308      3020       90,000            X                     X
***KNIGHTSBRIDGE TANKERS L          OTC IS    G5299G106      1612       52,000            X                     X
VALERO ENERGY CORP NEW              COMMON    91913Y100     48813       60,000            X                     X
VISEON INC                          OTC IS    928297100        32       25,000            X                     X
WESTERN GAS RESOURCES INC           COMMON    958259103       429       15,000            X                     X
WAL MART STORES INC                 COMMON    931142103      4176       78,500            X                     X
WINDSORTECH INC                     OTC IS    97380P100      1181      630,000            X                     X
WIRELESS TELECOM GROUP INC          COMMON    976524108        72       30,000            X                     X
WESTERN WIRELESS CORP - CL          OTC IS    95988E204      2507       97,500            X                     X
XM SATELLITE RADIO HLDGS I          OTC IS    983759101      3102      100,000            X                     X
YUM BRANDS INC.                     COMMON    988498101      1220       30,000            X                     X
AGGREGATE COLUMN TOTALS                                    363384
